Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory [Table Text Block]
	At 31 December
(in USD million)	2018	2017

Crude oil	1,173	2,323
Petroleum products	345	596
Natural gas	274	149
Other	351	330

Inventories	2,144	3,398